Cash And Cash Equivalents, Short-Term Bank Deposits And Marketable Securities- Contractual Obligation Fiscal Year Maturity (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
2021	$ 1,217.5	$ 1,300.1
2022	1,053.4	1,041.9
2023	740.8	770.3
2024	351.0	372.1
2025	166.7	184.5
Total	$ 3,529.4	$ 3,668.9